Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FIS Christian Stock Fund [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.03%	13.35%	19.38%
FIS Bright Portfolios Focused Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.93%